Note 3 - Acquisitions (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013	Sep. 30, 2013	Dec. 31, 2013
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 2,848,507
Business Acquisition, Pro Forma Net Income (Loss)				(9,978,159)	(15,202,149)
Payments to Acquire Intangible Assets			2,063,361	578,624	2,063,361
Business Combination, Consideration Transferred	21,525,608
CFO GB [Member] | CFO East Win [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Acquisition Percentage Of Voting Interests Transferred						10.00%
Business Combination, Consideration Transferred						586,954
Contingent Consideration [Member] | CFO MF [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Acquisition Percentage Of Voting Interests Transferred						5.00%
CFO Tahoe [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross							6,506,181
Business Acquisition, Percentage of Voting Interests Acquired							60.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				5,988,280
Business Acquisition, Pro Forma Net Income (Loss)				(1,864,234)
Henghui (Tianjin) Precious Metals Investment Co., Ltd [Member]
Note 3 - Acquisitions (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							55.00%
CFO GB [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross						4,044,980
Business Acquisition Percentage Of Voting Interests Transferred						30.00%
CFO MF [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Acquisition Percentage Of Voting Interests Transferred						30.00%
CFO Netinfo [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross						808,996
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								286,500
Business Acquisition, Pro Forma Net Income (Loss)								(355,322)
CFO East Win [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross		2,848,507
Business Acquisition, Percentage of Voting Interests Acquired		70.00%				30.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		860,549
Business Acquisition, Pro Forma Net Income (Loss)		$ (1,411,495)